Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - USD ($)	Share Capital Class B shares	Share Capital Multiple Voting Shares	Share Capital Subordinate Voting Shares	Share Capital Exchangeable Shares	Treasury Stock	Contributed surplus	Accumulated other comprehensive (loss) income	Deficit	Subordinate Voting Shares	Exchangeable Shares	Total
Equity at beginning of period at Dec. 31, 2018	$ 1,821,997	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3,422,120	$ (81,335,403)			$ (76,091,286)
Number of shares outstanding at beginning of period at Dec. 31, 2018	3,696,486	0	0	0	0
Share exchange - Qualifying Transaction [Notes 1 and 4]	$ (1,821,997)	$ 1,821,997	$ 248,411,016								248,411,016
Share exchange - Qualifying Transaction, shares	(3,696,486)	3,696,486	13,474,000
Share issuance - Qualifying Transaction [Note 4]				$ 125,421,479							125,421,479
Share issuance - Qualifying Transaction, shares				7,983,887
Stock-based compensation [Note 17]						28,879,225					28,879,225
Exercise of Rights, shares			1,059,685						1,235,325
Exercise of Warrants [Note 13]			$ 3,376,539								3,376,539
Exercise of Warrants, shares			298,200
Conversion of Exchangeable Shares, shares										8,170,805
Share issuance - make-whole [Note 14]				$ 3,245,180							3,245,180
Share issuance - make-whole, shares				389,905
Repurchase of Subordinate Voting Shares [Note 13]			$ (66,205)		$ (245,469)						(311,674)
Repurchase of Subordinate Voting Shares, shares			(7,400)		(29,500)
Net loss								(164,179,604)			(164,179,604)
Foreign currency translation adjustment							(156,510)				(156,510)
Equity at end of period at Dec. 31, 2019	$ 0	$ 1,821,997	$ 251,721,350	$ 128,666,659	$ (245,469)	28,879,225	3,265,610	(245,515,007)			168,594,365
Number of shares outstanding at end of period at Dec. 31, 2019	0	3,696,486	14,824,485	8,373,792	(29,500)
Stock-based compensation [Note 17]						31,156,759					31,156,759
Exercise of Rights, shares			175,640						1,235,325
Exercise of Warrants [Note 13]			$ 105,957,197								105,957,197
Exercise of Warrants, shares			5,574,446
Conversion of Exchangeable Shares [Note 13]			$ 128,355,064	$ (128,355,064)
Conversion of Exchangeable Shares, shares			8,170,805	(8,170,805)						8,170,805
Share issuance - make-whole [Note 14]				$ 3,765,927							3,765,927
Share issuance - make-whole, shares				614,515
Repurchase of Subordinate Voting Shares [Note 13]					$ (311,430)						(311,430)
Repurchase of Subordinate Voting Shares, shares					(34,300)
Share issuance - combinations and acquisitions [Note 4]			$ 2,083,450	$ 24,975,635							27,059,085
Share issuance - combinations and acquisitions, shares			128,265	1,310,041
Net loss								(176,332,658)			(176,332,658)
Foreign currency translation adjustment							(9,030,828)				(9,030,828)
Equity at end of period at Dec. 31, 2020	$ 0	$ 1,821,997	$ 488,117,061	$ 29,053,157	$ (556,899)	$ 60,035,984	$ (5,765,218)	$ (421,847,665)			$ 150,858,417
Number of shares outstanding at end of period at Dec. 31, 2020	0	3,696,486	28,873,641	2,127,543	(63,800)